Accrued Expense And Other Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Expense And Other Liabilities
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other current liabilities

	As of December 31,
	2016	2017
	RMB	RMB	US$
Payable to online advertising platforms as an agency	364,206	490,981	75,462
Accrued advertising, marketing and promotional expenses	194,791	231,330	35,555
Salary and welfare payable	229,146	208,116	31,987
Accrued operating expenses	150,828	200,387	30,799
Deferred revenue	161,197	123,324	18,955
Accrued bandwidth and internet data center costs	57,491	56,660	8,708
Other taxes payable	35,562	33,159	5,096
Payable for purchase of property, equipment and intangible assets	10,902	30,530	4,692
Advances from disposal of investments	31,728	19,200	2,951
Deferred government subsidies	15,692	10,980	1,688
Payable for acquisition	89,155	—	—
Contingent consideration payable	19,933	—	—
Others	47,788	127,822	19,646

Total	1,408,419	1,532,489	235,539

Other non-current liabilities

	As of December 31,
	2016	2017
	RMB	RMB	US$
Uncertain tax position	22,606	43,832	6,737
Deferred revenue	6,001	5,117	786
Payable for acquisition	3,468	3,226	496
Contingent consideration payable	10,425	—	—
Others	—	2,399	369

Total	42,500	54,574	8,388